RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 13,736,000	$ 26,942
Key management personnel compensation (in shares)	1,180,000
Key management personnel compensation, share-based payment	$ 4,289,000	$ 3,546
Techint Holdings S.à.r.l | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	62.02%
Tenaris Investments S.a.r.l. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	11.46%